Segment information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue		$ 17,399	$ 20,104	$ 17,350
Geographical analysis of long-lived assets	[1]	700	754
The PRC
Revenue		6,886	8,026	7,740
Geographical analysis of long-lived assets	[1]	222	250
Hong Kong
Revenue		10,169	11,169	9,270
Geographical analysis of long-lived assets	[1]	478	504
Others
Revenue		$ 344	$ 909	$ 340

[1]	Long-lived assets represent property, plant and equipment, net.